Borrowings	6 Months Ended
Jun. 30, 2018
Borrowings.
Borrowings

11.Borrowings

The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows (in thousands):

	As of December 31,
	2017	2018
BPI France	$1,056	$976
Other	139	7
Total	$1,195	$983

Current borrowings	$1,188	$177
Non-current borrowings	$7	$806